Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2021 and December 31, 2020 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade accounts payable	75,547	54,219
Down payments from clients	5,460	416
Other accounts payable	37,593	37,922
Total	118,600	92,557